Property, Plant and Equipment: (Tables)	3 Months Ended
Mar. 31, 2019
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 6.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
March 31, 2019
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	470,819	(336,275)	134,544
Transportation equipment	491,025	(43,278)	447,747
Leasehold improvements	51,658	(12,254)	39,404
Mineral property	350,000	-	350,000
	$13,041,036	$(391,807)	$12,649,229

		Accumulated
	Cost	Depreciation	Net
December 31, 2018
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	469,569	(333,828)	135,741
Transportation equipment	491,025	(34,622)	456,403
Leasehold improvements	51,658	(11,063)	40,595
Mineral property	350,000	-	350,000
	$13,039,786	$(379,513)	$12,660,273